FS Credit Income Fund

Unaudited Schedule of Investments

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—15.6%
Academy, Ltd., L+400, 1.0% Floor, 7/1/22	(d)	Retail	$439	$357	$393
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/21	(d)	Advertising	2,431	2,265	2,314
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/25	(d)	Healthcare-Services	1,175	1,141	1,169
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/25	(d)	Iron/Steel	589	585	456
Amneal Pharmaceuticals, LLC, L+350, 5/4/25	(d)	Pharmaceuticals	423	397	399
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas	4,355	4,119	4,306
California Resources Corp., L+475, 1.0% Floor, 12/31/22	(d) (e) (f)	Oil & Gas	2,926	2,670	1,129
Comet Bidco Limited, L+500, 1.0% Floor, 9/30/24	(d)	Commercial Services	747	720	599
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/24	(d)	Coal	174	177	143
Cornerstone OnDemand, Inc., L+425, 4/22/27	(d)	Software	740	718	735
Dex Media, Inc., L+900, 1.0% Floor, 12/29/23	(d) (g)	Software	2,493	2,410	2,341
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	713	588	616
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/25	(d)	Commercial Services	842	820	815
East Valley Tourist Development Authority, L+800, 1.0% Floor, 3/7/22	(d)	Entertainment	1,048	1,048	938
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/24	(d)	Pharmaceuticals	969	895	931
Gateway Casinos & Entertainment Limited, L+300, 12/1/23	(d) (g)	Entertainment	242	195	195
Green Energy Partners/Stonewall LLC, L+550, 1.0% Floor, 11/12/21	(d)	Electric	1,810	1,481	1,600
Holland & Barrett International, E+425, 9/2/24	(d)	Retail	€400	459	353
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	$773	688	708
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	65	60	60
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	160	144	147
Hummel Station, LLC, L+375, 4/27/22	(d) (h)	Oil & Gas	66	66	67
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	47	42	42
Hummel Station, LLC, L+375, 4/27/22	(d) (h)	Oil & Gas	36	36	37
Illuminate Buyer, LLC, L+400, 6/30/27	(d)	Chemicals	440	429	436
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/23	(d) (g)	Retail	1,836	1,444	1,368
Kirk Beauty One GmbH, E+325, 8/12/22	(d)	Retail	€970	955	920
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d) (g)	Electric	$4,208	3,483	3,595
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d) (g)	Electric	237	196	203
Mileage Plus Holdings LLC, L+525, 1.0% Floor, 6/21/27	(d)	Airlines	505	495	505
Montreign Resort Casino, L+225, 3/22/21	(d)	Entertainment	625	574	583
Northwest Fiber, LLC, L+550, 4/30/27	(d)	Internet	2,745	2,633	2,726
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/22	(d)	Pharmaceuticals	614	600	562
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/24	(d)	Entertainment	873	857	882
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,015	1,008	944
Rent-A-Center, Inc., L+450, 8/5/26	(d)	Commercial Services	888	879	875
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/21	(d)	Oil & Gas	1,378	1,289	211
Summer (BC) Lux Consolidator S.C.A., L+475, 12/4/26	(d)	Advertising	96	84	89
Syncsort, Inc., L+625, 8/16/24	(d)	Software	550	537	536
Tibco Software Inc., L+375, 6/30/26	(d)	Software	152	152	147
TopGolf International, Inc., L+550, 2/8/26	(d) (g)	Leisure Time	1,075	1,068	1,027
UTEX Industries Inc., P+500, 1.0% Floor, 5/22/21	(d) (e)	Miscellaneous Manufacturer	606	591	169
Verscend Holding Corp., L+450, 8/27/25	(d)	Commercial Services	687	644	686
Total Senior Secured Loans—First Lien				39,999	36,957
Unfunded Loan Commitments				(102)	(102)
Net Senior Secured Loans—First Lien				39,897	36,855
Senior Secured Loans—Second Lien—1.2%
California Resources Corp., L+1038, 1.0% Floor, 12/31/21	(d) (g)	Oil & Gas	440	18	19
California Resources Corp., L+900, 1.0% Floor, 1/15/21	(d) (i)	Oil & Gas	1,734	1,717	1,717

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/26	(d)	Engineering & Construction	$290	$289	$268
Metro-Goldwyn-Mayer Inc., L+450, 1.0% Floor, 7/3/26	(d)	Media Entertainment	388	354	376
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d)	Computers	260	251	202
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/23	(d)	Healthcare-Services	320	320	251
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/22	(d) (e)	Miscellaneous Manufacturer	728	722	96
Total Senior Secured Loans—Second Lien				3,671	2,929
Senior Secured Bonds—21.4%
1011778 BC ULC / New Red Finance Inc., 5.0%, 10/15/25	(j) (k)	Retail	1,051	1,072	1,081
Altice Financing SA, 7.5%, 5/15/26	(j) (k)	Media Entertainment	728	630	784
Altice France Holding SA, 8.0%, 5/15/27	(k)	Telecommunications	€1,215	1,420	1,544
Altice France SA, 8.1%, 2/1/27	(j) (k)	Telecommunications	$213	237	238
Altice France SA, 5.5%, 1/15/28	(j)	Telecommunications	513	513	542
Altice France SA, 3.4%, 1/15/28	(k)	Telecommunications	€769	787	889
BCD Acquisition, Inc., 9.6%, 9/15/23	(j) (k)	Auto Manufacturers	$1,703	1,741	1,674
Builders FirstSource, Inc., 6.8%, 6/1/27	(j) (k)	Building Materials	134	142	148
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/25	(j) (k)	Retail	781	804	837
California Resources Corp., 8.0%, 12/15/22	(e) (f) (k)	Oil & Gas	54	2	1
California Resources Corp., 8.0%, 12/15/22	(e) (f) (j) (k)	Oil & Gas	3,460	136	68
Calpine Corp., 5.3%, 6/1/26	(j) (k)	Electric	262	269	273
Carnival Corp., 10.5%, 2/1/26	(j)	Leisure Time	936	939	971
Colt Merger Sub, Inc., 6.3%, 7/1/25	(j) (k)	Entertainment	627	627	657
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/25	(j) (k)	Oil & Gas Services	841	844	721
Dell International LLC/EMC Corp., 8.1%, 7/15/36	(j) (k)	Computers	431	543	586
Dell International LLC/EMC Corp., 4.9%, 10/1/26	(j) (k)	Computers	246	261	277
Dell International LLC/EMC Corp., 6.1%, 7/15/27	(j) (k)	Computers	416	415	493
Dell International LLC/EMC Corp., 6.2%, 7/15/30	(j) (k)	Computers	250	249	305
Denbury Resources, Inc., 7.8%, 2/15/24	(e) (f) (j)	Oil & Gas	274	17	116
Denbury Resources, Inc., 9.3%, 3/31/22	(e) (f) (j)	Oil & Gas	1,287	1,247	548
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(j)	Telecommunications	2,367	2,325	2,394
Eagle Bulk Shipco LLC, 8.3%, 11/28/22	(k)	Transportation	934	940	882
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(j) (k)	Pharmaceuticals	1,016	1,026	1,097
Frontier Communications Corp., 8.5%, 4/1/26	(e) (f) (j) (k)	Telecommunications	3,519	3,325	3,470
Frontier Communications Corp., 8.0%, 4/1/27	(e) (f) (j) (k)	Telecommunications	489	500	507
G-III Apparel Group Ltd., 7.9%, 8/15/25	(g)	Distribution/Wholesale	1,021	1,021	1,035
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(j) (k)	Entertainment	335	347	263
Hudbay Minerals, Inc., 7.6%, 1/15/25	(j) (k)	Mining	1,143	1,155	1,160
Jerrold Finco Plc, 4.9%, 1/15/26		Diversified Financial Services	£567	743	690
JW Aluminum Continuous Cast Co., 10.3%, 6/1/26	(j) (k)	Mining	$1,216	1,239	1,272
KME AG, 6.8%, 2/1/23		Mining	€100	107	80
L Brands, Inc., 6.9%, 7/1/25	(j) (k)	Retail	$1,082	1,082	1,167
L Brands, Inc., 6.9%, 11/1/35	(k)	Retail	1,080	994	1,037
L Brands, Inc., 6.8%, 7/1/36	(k)	Retail	550	452	533
LCPR Senior Secured Financing DAC, 6.8%, 10/15/27	(j) (k)	Media Entertainment	388	391	420
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(j) (k)	Entertainment	1,927	1,969	2,074
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(j) (k)	Airlines	1,264	1,248	1,312
Navistar International Corp., 9.5%, 5/1/25	(j)	Auto Manufacturers	519	519	594
Northern Oil and Gas, Inc., 8.5%, 5/15/23 (8.5% Cash + 1.0% PIK)		Oil & Gas	25	26	21
Pacific Drilling SA, 8.4%, 10/1/23	(j) (k)	Oil & Gas	749	670	163
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(j) (k)	Pharmaceuticals	1,992	2,036	2,121
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.5%, 6/1/25	(j) (k)	Real Estate Investment Trusts	1,767	1,771	1,889

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(j) (k)	Commercial Services	$416	$416	$434
Punch Taverns Finance, 5.3%, 3/30/24	(k)	Retail	£202	274	259
QVC, Inc., 4.4%, 3/15/23	(k)	Retail	$347	315	363
QVC, Inc., 4.5%, 2/15/25	(k)	Retail	365	330	378
QVC, Inc., 4.8%, 2/15/27	(k)	Retail	176	155	181
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(j) (k)	Leisure Time	1,854	1,817	2,044
Royal Caribbean Cruises Ltd., 10.9%, 6/1/23	(j) (k)	Leisure Time	388	390	409
Solocal Group, 8.0%, 3/15/22 (3 mo. EURIBOR + 7.0%)	(l)	Internet	€1,822	2,086	1,476
Summer (BC) Holdco B S.a r.l., 5.8%, 10/31/26		Advertising	280	308	319
Talen Energy Supply LLC, 7.6%, 6/1/28	(j)	Electric	$310	310	325
Talen Energy Supply LLC, 6.6%, 1/15/28	(j) (k)	Electric	1,000	982	1,007
Teekay Corp., 9.3%, 11/15/22	(j) (k)	Transportation	1,223	1,223	1,200
Teva Pharmaceutical Finance Netherlands III B.V., 6.0%, 4/15/24	(k)	Pharmaceuticals	508	510	538
Unique Pub Finance Co. Plc, 5.7%, 6/30/27		Real Estate	£117	169	159
Urban One, Inc., 7.4%, 4/15/22	(j) (k)	Media Entertainment	$717	702	639
Vantage Drilling Intl, 9.3%, 11/15/23	(j) (k)	Oil & Gas	2,580	2,540	1,674
Viking Cruises Ltd., 13.0%, 5/15/25	(j) (k)	Leisure Time	1,073	1,045	1,172
Wyndham Destinations, Inc., 6.6%, 7/31/26	(j) (k)	Lodging	331	331	343
Wyndham Destinations, Inc., 4.6%, 3/1/30	(j) (k)	Lodging	704	710	649
Yell Bondco Plc, 8.5%, 5/2/23	(k)	Internet	£255	298	126
Total Senior Secured Bonds				51,692	50,629
Unsecured Bonds—51.0%
Accor SA, 4.4% 1/30/24 (fixed, converts to FRN on 1/30/24)	(k) (m)	Lodging	€1,100	$1,044	$1,242
AG Merger Sub II, Inc., 10.8%, 8/1/27	(j) (k)	Diversified Financial Services	$463	463	471
AHP Health Partners, Inc., 9.8%, 7/15/26	(j) (k)	Healthcare-Services	1,231	1,164	1,312
Aker BP ASA, 4.8%, 6/15/24	(j) (k)	Oil & Gas	445	414	456
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(j) (k)	Food	425	390	450
ArcelorMittal SA, 7.3%, 10/15/39	(k)	Iron/Steel	374	442	491
Aruba Investments, Inc., 8.8%, 2/15/23	(j) (k)	Chemicals	1,389	1,415	1,432
Ball Corp., 4.0%, 11/15/23	(k)	Packaging & Containers	209	221	223
Bausch Health Companies, Inc., 6.3%, 2/15/29	(j) (k)	Pharmaceuticals	1,697	1,697	1,805
Bausch Health Companies, Inc., 7.0%, 1/15/28	(j) (k)	Pharmaceuticals	151	159	164
Bausch Health Companies, Inc., 7.3%, 5/30/29	(j) (k)	Pharmaceuticals	640	709	705
Bausch Health Companies, Inc., 5.0%, 1/30/28	(j) (k)	Pharmaceuticals	627	632	631
Bausch Health Companies, Inc., 5.3%, 1/30/30	(j) (k)	Pharmaceuticals	503	510	514
Boardwalk Pipelines LP, 4.8%, 5/3/29	(k)	Pipelines	329	339	358
Boardwalk Pipelines LP, 4.5%, 7/15/27	(k)	Pipelines	279	285	298
Buckeye Partners LP, 4.2%, 7/1/23	(k)	Pipelines	44	41	44
Buckeye Partners LP, 4.4%, 10/15/24	(k)	Pipelines	177	154	178
Buckeye Partners LP, 4.0%, 12/1/26	(k)	Pipelines	928	819	924
Buckeye Partners LP, 4.1%, 12/1/27	(k)	Pipelines	125	113	122
Buckeye Partners LP, 4.1%, 3/1/25	(j) (k)	Pipelines	156	143	157
Buckeye Partners LP, 4.5%, 3/1/28	(j) (k)	Pipelines	147	133	147
California Resources Corp., 6.0%, 11/15/24	(e) (f) (k)	Oil & Gas	83	3	2
California Resources Corp., 5.5%, 9/15/21	(e) (f) (k)	Oil & Gas	253	11	7
Camaieu New, 8.0%, 7/15/22		Apparel	€46	51	2
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(j) (k)	Media Entertainment	$674	704	714
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/29	(j) (k)	Media Entertainment	1,912	2,035	2,096
CDK Global, Inc., 5.3%, 5/15/29	(j) (k)	Software	192	200	210
Cenovus Energy, Inc., 5.4%, 7/15/25		Oil & Gas	502	502	503
Centene Corp., 4.3%, 12/15/27	(g)	Healthcare-Services	89	95	95
Centene Corp., 4.3%, 12/15/27	(g) (j)	Healthcare-Services	89	95	95
Centene Corp., 5.4%, 6/1/26	(j) (k)	Healthcare-Services	423	447	453

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Central Garden & Pet Co., 5.1%, 2/1/28	(k)	Household Products/Wares	$568	$561	$603
Cheniere Energy Partners LP, 4.5%, 10/1/29		Pipelines	360	260	381
Cheniere Energy Partners LP, 5.6%, 10/1/26	(k)	Pipelines	1,473	1,464	1,558
Colt Merger Sub, Inc., 8.1%, 7/1/27	(j) (k)	Entertainment	746	746	761
CSC Holdings LLC, 5.5%, 5/15/26	(j) (k)	Media Entertainment	514	535	540
CSC Holdings LLC, 6.5%, 2/1/29	(j) (k)	Media Entertainment	1,543	1,639	1,770
EIG Investors Corp., 10.9%, 2/1/24	(k)	Internet	453	459	465
Endeavor Energy Resources LP / EER Finance, Inc., 6.6%, 7/15/25	(j) (k)	Oil & Gas	466	466	490
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26	(j) (k)	Oil & Gas	1,287	1,266	1,297
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(j) (k)	Oil & Gas	128	110	132
Eramet, 5.9%, 5/21/25	(k)	Mining	€500	558	470
ESH Hospitality, Inc., 4.6%, 10/1/27	(j) (k)	Real Estate Investment Trusts	$828	795	798
Fidelity & Guaranty Life Holdings, Inc., 5.5%, 5/1/25	(j) (k)	Insurance	527	583	581
First Quantum Minerals Ltd., 7.3%, 4/1/23	(j) (k)	Mining	207	187	208
First Quantum Minerals Ltd., 6.5%, 3/1/24	(j) (k)	Mining	404	342	397
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(k)	Auto Manufacturers	205	184	209
Ford Motor Credit Co. LLC, 4.1%, 8/4/25	(k)	Auto Manufacturers	231	201	237
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(k)	Auto Manufacturers	511	457	526
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(g) (k)	Auto Manufacturers	1,294	1,296	1,381
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(k)	Auto Manufacturers	1,848	1,694	1,906
Freeport-McMoRan, Inc., 4.6%, 8/1/30		Mining	169	169	181
Freeport-McMoRan, Inc., 4.4%, 8/1/28		Mining	169	169	180
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(k)	Mining	231	229	242
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(k)	Mining	264	262	278
Frontier California, Inc., 6.8%, 5/15/27	(e) (k)	Telecommunications	40	37	37
Frontier Communications Corp., 7.6%, 4/15/24	(e) (f) (k)	Telecommunications	411	243	139
Frontier Communications Corp., 6.9%, 1/15/25	(e) (f) (k)	Telecommunications	719	424	226
Frontier Communications Corp., 10.5%, 9/15/22	(e) (f) (k)	Telecommunications	1,549	912	544
Frontier Communications Corp., 11.0%, 9/15/25	(e) (f) (k)	Telecommunications	949	496	341
Frontier Florida LLC, 6.9%, 2/1/28	(e) (k)	Telecommunications	1,971	1,827	1,806
Frontier North, Inc., 6.7%, 2/15/28	(e) (f) (k)	Telecommunications	5,019	4,754	4,485
Garrett LX I Sarl / Garrett Borrowing LLC, 5.1%, 10/15/26	(k)	Auto Parts & Equipment	€113	119	107
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	(k)	Pipelines	$79	56	73
Genesis Energy LP / Genesis Energy Finance Corp., 6.3%, 5/15/26	(k)	Pipelines	885	759	835
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/28	(k)	Pipelines	2,039	1,978	1,968
Genesis Energy LP / Genesis Energy Finance Corp., 6.0%, 5/15/23	(k)	Pipelines	7	5	7
HCA, Inc., 5.9%, 2/1/29	(k)	Healthcare-Services	455	492	555
HCA, Inc., 5.6%, 9/1/28	(k)	Healthcare-Services	485	540	579
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(j) (k)	Pharmaceuticals	1,579	1,593	1,719
Hexion, Inc., 7.9%, 7/15/27	(j) (k)	Chemicals	1,372	1,308	1,348
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/25	(j) (k)	Lodging	326	326	341
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(j) (k)	Lodging	742	755	795
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/26	(j) (k)	Pharmaceuticals	817	832	859
Hyatt Hotels Corp., 5.4%, 4/23/25	(k)	Lodging	240	241	258
Hyatt Hotels Corp., 5.8%, 4/23/30	(k)	Lodging	400	417	456
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(j) (k)	Chemicals	1,710	1,710	1,836
Informa Plc, 1.3%, 4/22/28	(k)	Media Entertainment	€203	204	222
Intesa Sanpaolo SpA, 7.7% 9/17/25 (fixed, converts to FRN on 9/17/25)	(j) (m)	Commercial Banks	$444	461	456

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
JPMorgan Chase & Co., 5.0% 8/1/24 (fixed, converts to FRN on 8/01/24)	(k) (m)	Commercial Banks	$681	$559	$686
JPMorgan Chase & Co., 4.6% 2/1/25 (fixed, converts to FRN on 2/01/25)	(k) (m)	Commercial Banks	399	348	387
Kraft Heinz Foods Co., 4.3%, 3/1/31	(j) (k)	Food	631	640	698
Kraft Heinz Foods Co., 3.9%, 5/15/27	(j) (k)	Food	454	454	490
Kraft Heinz Foods Co., 5.0%, 6/4/42	(k)	Food	1,022	998	1,145
L Brands, Inc., 9.4%, 7/1/25	(j)	Retail	498	498	556
L Brands, Inc., 6.7%, 1/15/27	(k)	Retail	241	215	234
Liberty Interactive LLC, 3.8%, 2/15/30	(k)	Media Entertainment	1,277	907	910
Liberty Interactive LLC, 4.0%, 11/15/29	(k)	Media Entertainment	2,273	1,638	1,622
Lloyds Banking Group PLC, 7.5% 9/27/25 (fixed, converts to FRN on 9/27/25)	(k) (m)	Commercial Banks	794	818	841
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(j)	Lodging	746	761	696
MEDNAX, Inc., 6.3%, 1/15/27	(j) (k)	Healthcare-Services	933	957	988
Methanex Corp., 5.7%, 12/1/44	(k)	Chemicals	280	272	230
Methanex Corp., 5.3%, 12/15/29	(k)	Chemicals	2,627	2,491	2,547
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.6%, 6/15/25	(j) (k)	Real Estate Investment Trusts	119	119	125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/27	(k)	Real Estate Investment Trusts	2,564	2,715	2,780
Michaels Stores, Inc., 8.0%, 7/15/27	(j) (k)	Retail	803	772	754
Mohawk Capital Finance SA, 1.8%, 6/12/27	(k)	Building Materials	€400	417	426
Mohawk Industries, Inc., 2.0%, 1/14/22	(k)	Textiles	200	215	226
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(j) (k)	Coal	$2,412	2,371	2,044
Navient Corp., 5.6%, 8/1/33	(k)	Diversified Financial Services	1,161	971	989
Nine Energy Service, Inc., 8.8%, 11/1/23	(j) (k)	Oil & Gas Services	370	370	172
Noble Energy, Inc., 5.1%, 11/15/44	(k)	Oil & Gas	292	215	390
NOVA Chemicals Corp., 5.3%, 6/1/27	(j) (k)	Chemicals	1,380	1,385	1,308
NuStar Logistics LP, 5.6%, 4/28/27	(k)	Pipelines	230	212	225
Occidental Petroleum Corp., 8.5%, 7/15/27	(k)	Oil & Gas	458	461	511
Occidental Petroleum Corp., 6.5%, 9/15/36	(k)	Oil & Gas	419	412	420
Occidental Petroleum Corp., 3.5%, 8/15/29	(k)	Oil & Gas	1,120	878	997
Occidental Petroleum Corp., 2.7%, 2/15/23	(k)	Oil & Gas	339	281	326
Occidental Petroleum Corp., 3.5%, 6/15/25	(k)	Oil & Gas	484	345	458
Occidental Petroleum Corp., 3.4%, 4/15/26	(k)	Oil & Gas	997	742	905
Occidental Petroleum Corp., 3.0%, 2/15/27	(k)	Oil & Gas	1,327	971	1,175
Occidental Petroleum Corp., 3.2%, 8/15/26	(k)	Oil & Gas	422	298	385
OneMain Finance Corp., 6.6%, 1/15/28	(k)	Diversified Financial Services	207	206	238
OneMain Finance Corp., 7.1%, 3/15/26	(k)	Diversified Financial Services	615	644	722
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/25	(j) (k)	Oil & Gas	290	265	300
Parsley Energy LLC/Parsley Finance Corp., 5.3%, 8/15/25	(j) (k)	Oil & Gas	247	218	252
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/27	(j) (k)	Oil & Gas	1,060	894	1,112
Post Holdings, Inc., 5.5%, 12/15/29	(j) (k)	Food	1,311	1,388	1,440
PTC, Inc., 4.0%, 2/15/28	(j) (k)	Software	514	512	541
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/38	(k)	Municipal	95	84	91
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.1%, 7/1/34	(k)	Municipal	45	38	38
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(e) (f)	Municipal	61	54	45
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(e) (f)	Municipal	61	54	45
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(e) (f)	Municipal	16	14	12
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(e) (f)	Municipal	16	14	12
Puerto Rico Electric Power Authority, 5.3%, 7/1/19	(e) (f)	Municipal	10	6	7
Puerto Rico Electric Power Authority, 5.0%, 7/1/21	(e) (f)	Municipal	5	3	3

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.0%, 7/1/21	(e) (f)	Municipal	$60	$39	$41
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(e) (f)	Municipal	55	35	38
Puerto Rico Electric Power Authority, 3.8%, 7/1/22	(e) (f)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 0.9%, 7/1/25	(e) (f)	Municipal	25	18	16
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(e) (f) (k)	Municipal	355	274	245
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(e) (f)	Municipal	160	104	110
Puerto Rico Electric Power Authority, 5.0%, 7/1/27	(e) (f) (k)	Municipal	30	23	21
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(e) (f)	Municipal	325	212	224
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(e) (f)	Municipal	25	16	17
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(e) (f) (k)	Municipal	1,690	1,269	1,145
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(e) (f)	Municipal	310	202	213
Puerto Rico Electric Power Authority, 6.0%, 7/1/30	(e) (f)	Municipal	25	16	17
Puerto Rico Electric Power Authority, 0.9%, 7/1/31 (3 mo. USD LIBOR + 0.7%)	(e) (f) (l)	Municipal	95	69	59
Puerto Rico Electric Power Authority, 5.0%, 7/1/32	(e) (f) (k)	Municipal	60	46	41
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(e) (f)	Municipal	120	78	83
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(e) (f) (k)	Municipal	445	330	313
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(e) (f)	Municipal	200	126	139
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(e) (f)	Municipal	15	10	10
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(e) (f)	Municipal	80	53	56
Puerto Rico Electric Power Authority, 6.1%, 7/1/40	(e) (f)	Municipal	195	122	134
Puerto Rico Electric Power Authority, 6.3%, 7/1/40	(e) (f)	Municipal	5	3	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/20	(e) (f) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/19	(e) (f)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 0.0%, 7/1/20	(e) (f) (k)	Municipal	95	69	58
Puerto Rico Electric Power Authority, 5.5%, 7/1/20	(e) (f) (k)	Municipal	15	12	10
Puerto Rico Electric Power Authority, 5.3%, 7/1/24	(e) (f) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(e) (f) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(e) (f) (k)	Municipal	25	20	17
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(e) (f) (k)	Municipal	210	152	145
Puerto Rico Electric Power Authority, 5.0%, 7/1/17	(e) (f) (k)	Municipal	15	11	10
Puerto Rico Electric Power Authority, 2.1%, 7/1/17	(e) (f)	Municipal	15	10	9
Puerto Rico Electric Power Authority, 0.0%, 7/1/18	(e) (f)	Municipal	10	7	6
Puerto Rico Electric Power Authority, 5.0%, 7/1/23	(e) (f) (k)	Municipal	15	12	10
Puerto Rico Electric Power Authority, 5.0%, 7/1/24	(e) (f) (k)	Municipal	20	16	13
Puerto Rico Electric Power Authority, 5.0%, 7/1/32	(e) (f) (k)	Municipal	90	73	59
Puerto Rico Electric Power Authority, 5.0%, 7/1/37	(e) (f) (k)	Municipal	150	121	99
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(e) (f) (k)	Municipal	20	16	13
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(e) (f) (k)	Municipal	5	4	3
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(e) (f) (k)	Municipal	20	16	13
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(e) (f) (k)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(e) (f) (k)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(e) (f) (k)	Municipal	25	20	17
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(e) (f) (k)	Municipal	20	16	14
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(e) (f) (k)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(e) (f) (k)	Municipal	75	59	52
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(e) (f) (k)	Municipal	615	480	424
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(e) (f) (k)	Municipal	15	11	10
Puerto Rico Public Buildings Auth., 5.3%, 7/1/42	(e) (f) (k)	Municipal	745	524	512
Puerto Rico Public Buildings Auth., 5.0%, 7/1/18	(e) (f) (k)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.0%, 7/1/20	(e) (f) (k)	Municipal	35	24	24
Puerto Rico Public Buildings Auth., 5.0%, 7/1/21	(e) (f) (k)	Municipal	15	10	10
Puerto Rico Public Buildings Auth., 5.0%, 7/1/22	(e) (f) (k)	Municipal	10	7	7
Puerto Rico Public Buildings Auth., 5.3%, 7/1/23	(e) (f) (k)	Municipal	5	3	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/53	(k)	Municipal	349	319	372
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/46	(k) (n)	Municipal	5,185	1,247	1,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/51	(k) (n)	Municipal	1,314	273	277

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/53	(k)	Municipal	$47	$36	$50
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.3%, 7/1/40	(k)	Municipal	1,767	1,740	1,845
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.5%, 7/1/53	(k)	Municipal	108	93	114
Quicken Loans, Inc., 5.3%, 1/15/28	(j) (k)	Diversified Financial Services	1,105	1,127	1,197
Royal Bank of Scotland Group Plc, 8.0% 8/10/25 (fixed, converts to FRN on 8/10/25)	(k) (m)	Commercial Banks	1,268	1,318	1,433
Science Applications International Corp., 4.9%, 4/1/28	(j) (k)	Computers	519	519	545
Service Properties Trust, 4.4%, 10/1/24	(k)	Real Estate Investment Trusts	385	345	346
SES GLOBAL Americas Holdings GP, 5.3%, 3/25/44	(j) (k)	Telecommunications	257	241	273
SES SA, 5.3%, 4/4/43	(j) (k)	Telecommunications	100	98	102
SESI LLC, 7.1%, 12/15/21	(j)	Oil & Gas Services	1,591	1,437	640
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(j) (k)	Oil & Gas	2,402	2,172	920
Sinclair Television Group, Inc., 5.1%, 2/15/27	(j) (k)	Media Entertainment	880	833	864
Sinclair Television Group, Inc., 5.9%, 3/15/26	(j) (k)	Media Entertainment	99	97	100
Sirius XM Radio, Inc., 5.0%, 8/1/27	(j) (k)	Media Entertainment	494	516	527
Sirius XM Radio, Inc., 5.5%, 7/1/29	(j) (k)	Media Entertainment	20	22	22
Southern California Edison Co., 6.3% 2/1/22 (fixed, converts to FRN on 2/1/22)	(k) (m)	Electric	998	989	991
Sprint Capital Corp., 6.9%, 11/15/28	(k)	Telecommunications	428	500	556
Sprint Corp., 7.6%, 3/1/26	(k)	Telecommunications	626	744	783
SRC Energy, Inc., 6.3%, 12/1/25		Oil & Gas	1,153	1,131	1,046
Standard Industries, Inc., 4.8%, 1/15/28	(j) (k)	Building Materials	101	105	108
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(i)	Media Entertainment	813	801	821
Summer (BC) Holdco A S.a.r.l., 9.3%, 10/31/27		Advertising	€406	454	428
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25	(j) (k)	Coal	$890	894	822
Tapestry, Inc., 4.1%, 7/15/27	(k)	Apparel	1,214	1,058	1,156
Tapestry, Inc., 4.3%, 4/1/25	(k)	Apparel	824	711	832
Teck Resources Ltd., 6.3%, 7/15/41	(k)	Mining	426	455	477
Teva Pharmaceutical Finance Netherlands II B.V., 4.5%, 3/1/25	(k)	Pharmaceuticals	€489	515	582
Teva Pharmaceutical Finance Netherlands II B.V., 6.0%, 1/31/25	(k)	Pharmaceuticals	294	333	371
Teva Pharmaceutical Finance Netherlands III B.V., 7.1%, 1/31/25	(j) (k)	Pharmaceuticals	$1,405	1,495	1,545
Teva Pharmaceutical Finance Netherlands III BV, 6.8%, 3/1/28	(k)	Pharmaceuticals	200	213	222
TransDigm, Inc., 5.5%, 11/15/27		Aerospace/Defense	1,180	1,127	1,122
UniCredit SpA, 5.5%, 6/30/35 (fixed, converts to FRN on 6/30/35)	(j) (k)	Commercial Banks	828	828	853
Vail Resorts, Inc., 6.3%, 5/15/25	(j) (k)	Entertainment	515	517	556
Valaris Plc, 7.8%, 2/1/26		Oil & Gas	56	52	3
Valaris Plc, 7.4%, 6/15/25	(e) (f) (k)	Oil & Gas	14	8	1
Viking Cruises Ltd., 5.9%, 9/15/27	(j) (k)	Leisure Time	424	426	280
Vistra Operations Co. LLC, 5.6%, 2/15/27	(j) (k)	Electric	573	600	616
Vistra Operations Co. LLC, 5.0%, 7/31/27	(j) (k)	Electric	904	926	966
Vistra Operations Co. LLC, 5.5%, 9/1/26	(j) (k)	Electric	209	212	221
Western Midstream Operating LP, 4.7%, 7/1/26	(k)	Pipelines	392	327	403
Western Midstream Operating LP, 4.5%, 3/1/28	(k)	Pipelines	264	202	266
Western Midstream Operating LP, 4.8%, 8/15/28	(k)	Pipelines	56	44	57
Western Midstream Operating LP, 4.1%, 2/1/25	(k)	Pipelines	518	434	518
Western Midstream Operating LP, 5.1%, 2/1/30	(k)	Pipelines	716	549	726
Williams Companies, Inc., 6.3%, 4/15/40	(k)	Pipelines	1,492	1,595	1,940
Williams Companies, Inc., 5.4%, 3/4/44	(k)	Pipelines	54	51	65
WPX Energy, Inc., 4.5%, 1/15/30	(k)	Oil & Gas	425	225	396
WPX Energy, Inc., 5.8%, 6/1/26	(k)	Oil & Gas	110	73	113
WPX Energy, Inc., 5.3%, 10/15/27	(k)	Oil & Gas	282	205	279

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
XPO CNW, Inc., 6.7%, 5/1/34	(k)	Transportation	$1,029	$967	$1,067
XPO Logistics, Inc., 6.3%, 5/1/25	(j) (k)	Transportation	416	440	451
Total Unsecured Bonds				118,078	120,679
Collateralized Loan Obligation (CLO) / Structured Credit—25.6%
Accunia European CLO I B.V., 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(j) (l)	EUR CLO	€250	281	267
Accunia European CLO I B.V., 2.7%, 7/15/30 (3 mo. EURIBOR + 2.7%)	(j) (l)	EUR CLO	485	552	566
Accunia European CLO I B.V., 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(j) (l)	EUR CLO	320	353	354
Accunia European CLO III DAC, 5.3%, 1/20/31 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	135	136	138
Accunia European CLO III DAC, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	205	222	224
ACIS CLO 2014-3 Ltd., 3.8%, 2/1/26 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	$495	489	483
ACIS CLO 2017-7 Ltd., 3.4%, 5/1/27 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	180	180	175
Adagio CLO VIII DAC, 3.8%, 4/15/32 (3 mo. EURIBOR + 3.8%)	(j) (l)	EUR CLO	€250	277	262
Allegro CLO VII Ltd., 3.1%, 6/13/31 (3 mo. USD LIBOR + 2.9%)	(l)	USD CLO	$580	520	508
Ammc CLO 19 Ltd., 4.0%, 10/15/28 (3 mo. USD LIBOR + 3.8%)	(j) (l)	USD CLO	205	203	194
Anchorage Capital CLO 4-R Ltd., 2.8%, 1/28/31 (3 mo. USD LIBOR + 2.6%)	(j) (l)	USD CLO	250	238	230
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/31 (3 mo. EURIBOR + 3.5%)	(j) (l)	EUR CLO	€250	292	281
Anchorage Credit Funding 10 Ltd., 7.1%, 4/25/38	(j)	USD CLO	$250	234	233
Anchorage Credit Funding 2 Ltd., 7.0%, 4/25/38	(j)	USD CLO	250	231	231
Anchorage Europe Credit Funding 1 DAC, 5.5%, 10/25/36		EUR CLO	€190	198	199
Ares CLO Ltd., 2.8%, 4/20/30 (3 mo. USD LIBOR + 2.5%)	(j) (l)	USD CLO	$420	400	379
Ares European CLO IX B.V., 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	€520	544	563
Ares European CLO X B.V., 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	225	238	251
Ares XLIX CLO Ltd., 3.3%, 7/22/30 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	$250	244	234
Ares XLVIII CLO, 3.0%, 7/20/30 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	315	303	291
Ares XXXVII CLO Ltd., 2.9%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	250	247	226
Ares XXXVR CLO Ltd., 3.3%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	250	250	230
Atrium CDO Corp., 3.2%, 8/23/30 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CDO	250	234	233
Avery Point III CLO Ltd., 5.3%, 1/18/25 (3 mo. USD LIBOR + 5.0%)	(j) (l)	USD CLO	575	575	525
Avoca Capital CLO X Ltd., 3.6%, 1/15/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	€365	396	422
Avoca CLO XI Ltd., 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	210	224	230
Avoca CLO XIX DAC, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	415	453	454
Avoca CLO XXI DAC, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	240	258	256
Babson Euro CLO 2014-2 B.V., 3.2%, 11/25/29 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	100	109	113
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/29 (3 mo. EURIBOR + 1.5%)	(l)	EUR CLO	305	350	345
Bain Capital EURO CLO 2018-1 DAC, 1.7%, 4/20/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	170	138	190

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ballyrock CLO 2018-1 Ltd., 3.4%, 4/20/31 (3 mo. USD LIBOR + 3.2%)	(j) (l)	USD CLO	$250	$241	$245
Ballyrock CLO 2019-2 Ltd., 4.5%, 11/20/30 (3 mo. USD LIBOR + 4.1%)	(j) (l)	USD CLO	465	456	456
Barings CLO 2013-I Ltd., 5.5%, 1/20/28 (3 mo. USD LIBOR + 5.2%)	(j) (l)	USD CLO	380	380	333
Barings CLO Ltd. 2018-III, 3.2%, 7/20/29 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	330	325	291
Battalion CLO IX Ltd., 3.5%, 7/15/31 (3 mo. USD LIBOR + 3.3%)	(j) (l)	USD CLO	460	460	445
Black Diamond CLO 2014-1 Ltd., 5.6%, 10/17/26 (3 mo. USD LIBOR + 5.3%)	(k) (l)	USD CLO	260	258	215
BlackRock European CLO V DAC, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(l)	EUR CLO	€130	137	139
BlueMountain Fuji Eur CLO IV DAC, 4.0%, 3/30/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	180	165	207
BlueMountain Fuji US CLO III Ltd., 2.7%, 1/15/30 (3 mo. USD LIBOR + 2.4%)	(j) (l)	USD CLO	$250	235	222
Bosphorus CLO V DAC, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(j) (l)	EUR CLO	€320	354	375
Bowman Park CLO Ltd., 3.7%, 11/23/25 (3 mo. USD LIBOR + 3.4%)	(j) (l)	USD CLO	$250	229	250
Cairn CLO VI B.V., 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	€135	158	155
Cairn CLO XI DAC, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(l)	EUR CLO	625	678	717
California Street CLO XII Ltd., 3.5%, 10/15/25 (3 mo. USD LIBOR + 3.3%)	(j) (l)	USD CLO	$390	367	386
Carlyle Global Market Strategies CLO 2013-2 Ltd., 2.7%, 1/18/29 (3 mo. USD LIBOR + 2.4%)	(j) (l)	USD CLO	250	236	216
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 3.2%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	250	214
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(l)	EUR CLO	€140	163	158
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	275	323	286
Carlyle US CLO 2016-4 Ltd., 3.1%, 10/20/27 (3 mo. USD LIBOR + 2.8%)	(j) (l)	USD CLO	$280	264	242
Catamaran CLO 2014-1 Ltd., 3.7%, 4/22/30 (3 mo. USD LIBOR + 3.4%)	(j) (l)	USD CLO	250	242	223
Cent CLO 21 Ltd., 3.4%, 7/27/30 (3 mo. USD LIBOR + 3.2%)	(j) (l)	USD CLO	370	355	326
CFIP CLO 2013-1 Ltd., 6.9%, 4/20/29 (3 mo. USD LIBOR + 6.7%)	(j) (l)	USD CLO	470	468	392
CFIP CLO 2014-1 Ltd., 4.4%, 7/13/29 (3 mo. USD LIBOR + 4.1%)	(j) (l)	USD CLO	495	488	459
CFIP CLO 2014-1 Ltd., 6.9%, 7/13/29 (3 mo. USD LIBOR + 6.6%)	(j) (l)	USD CLO	250	249	205
CFIP CLO 2017-1 Ltd., 2.4%, 1/18/30 (3 mo. USD LIBOR + 2.1%)	(j) (l)	USD CLO	285	285	272
CIFC Funding 2012-II-R Ltd., 5.7%, 1/20/28 (3 mo. USD LIBOR + 5.5%)	(j) (l)	USD CLO	250	248	200
CIFC Funding 2013-II Ltd., 3.3%, 10/18/30 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	200	195	180
CIFC Funding 2014 Ltd., 3.1%, 1/18/31 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	241	216
CIFC Funding 2015-IV Ltd., 4.3%, 10/20/27 (3 mo. USD LIBOR + 4.0%)	(j) (l)	USD CLO	250	250	244
CIFC Funding 2018-III Ltd., 3.1%, 7/18/31 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	234	233
CIFC Funding II Ltd., 7.7%, 4/15/33 (3 mo. EURIBOR + 7.7%)	(l)	EUR CLO	€100	102	102
Clontarf Park CLO DAC, 3.1%, 8/5/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	435	472	491

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Contego CLO II B.V., 4.9%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(l)	EUR CLO	€170	$184	$187
Contego CLO VII DAC, 4.0%, 5/14/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	100	85	114
Crown City CLO I, 4.9%, 7/20/30 (3 mo. USD LIBOR + 4.6%)	(j) (l)	USD CLO	$735	709	720
Crown Point CLO IV Ltd., 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(j) (l)	USD CLO	285	263	256
CVC Cordatus Loan Fund III DAV, 4.9%, 8/15/32 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	€145	146	153
CVC Cordatus Loan Fund III DAV, 1.7%, 8/15/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	100	85	113
CVC Cordatus Loan Fund X DAC, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	190	205	207
CVC Cordatus Loan Fund XI DAC, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	325	351	364
CVC Cordatus Loan Fund XV DAC, 3.8%, 8/26/32 (3 mo. EURIBOR + 3.8%)	(j) (l)	EUR CLO	250	283	291
CVP Cascade CLO-1 Ltd., 3.8%, 1/16/26 (3 mo. USD LIBOR + 3.5%)	(j) (l)	USD CLO	$310	310	305
CVP Cascade CLO-2 Ltd., 4.1%, 7/18/26 (3 mo. USD LIBOR + 3.8%)	(j) (l)	USD CLO	935	936	891
Dartry Park CLO DAC, 3.0%, 4/28/29 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€100	116	118
Dryden 29 Euro CLO 2013 B.V., 2.6%, 7/15/32 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	255	270	274
Dryden 53 CLO Ltd., 2.7%, 1/15/31 (3 mo. USD LIBOR + 2.4%)	(j) (l)	USD CLO	$250	229	219
Dryden 59 Euro CLO 2017 B.V., 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	€365	388	375
Dryden Euro CLO, 3.2%, 5/15/30 (3 mo. EURIBOR + 3.2%)	(j) (l)	EUR CLO	250	281	282
Dryden XXV Senior Loan Fund, 3.3%, 10/15/27 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	$250	245	225
Dryden XXVI Senior Loan Fund, 3.0%, 4/15/29 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	250	236	228
East West Investment Management CLO Ltd., 7.7%, 1/20/33 (3 mo. USD LIBOR + 7.4%)	(l)	USD CLO	115	103	87
Elevation CLO 2017-7 Ltd., 3.2%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	455	431	408
Eloise SPV Srl, 5.0%, 1/20/35	(i)	EUR CLO	€838	919	964
Erna Srl, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	231	258	266
Erna Srl, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(l)	EUR CLO	792	886	928
Euro-Galaxy III CLO B.V., 3.6%, 1/17/31 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	100	81	115
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	280	329	309
Figueroa CLO 2014-1 Ltd., 6.7%, 1/15/27 (3 mo. USD LIBOR + 6.5%)	(j) (l)	USD CLO	$540	539	472
Figueroa CLO 2014-1 Ltd., 3.5%, 1/15/27 (3 mo. USD LIBOR + 3.3%)	(j) (l)	USD CLO	525	494	525
Galaxy XXIV CLO Ltd., 2.7%, 1/15/31 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO	550	500	503
Galaxy XXVII CLO Ltd., 3.1%, 5/16/31 (3 mo. USD LIBOR + 2.8%)	(j) (l)	USD CLO	250	228	234
Gallatin CLO VIII 2017-1 Ltd., 5.7%, 7/15/27 (3 mo. USD LIBOR + 5.4%)	(j) (l)	USD CLO	250	250	205
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/29 (3 mo. EURIBOR + 1.6%)	(l)	EUR CLO	€100	123	114
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/29 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	100	118	106
Harvest CLO IX DAC, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(l)	EUR CLO	455	491	459
Harvest CLO X DAC, 2.6%, 11/15/28 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	390	452	459

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO X DAC, 4.7%, 11/15/28 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	€117	$139	$136
Harvest CLO XII DAC, 6.6%, 11/18/30 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	175	174	164
Harvest CLO XX DAC, 2.5%, 10/20/31 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	100	115	117
Harvest CLO XXII DAC, 4.0%, 1/15/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	365	409	395
Hayfin Emerald CLO III DAC, 4.0%, 10/15/32 (3 mo. EURIBOR + 4.0%)	(j) (l)	EUR CLO	250	278	276
Hayfin Emerald CLO IV DAC, 0.0%, 2/15/33 (3 mo. EURIBOR + 6.5%)	(j) (l)	EUR CLO	250	274	285
Highbridge Loan Management 4-2014 Ltd., 2.8%, 1/28/30 (3 mo. USD LIBOR + 2.6%)	(j) (l)	USD CLO	$261	242	234
Highbridge Loan Management 7-2015 Ltd., 5.4%, 3/15/27 (3 mo. USD LIBOR + 5.0%)	(j) (l)	USD CLO	250	246	205
ICG US CLO 2016-1 Ltd., 3.3%, 7/29/28 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	250	247	218
Jamestown CLO IV Ltd., 2.9%, 7/15/26 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	300	283	297
Jamestown CLO IX Ltd., 2.9%, 10/20/28 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	250	230	248
Jamestown CLO V Ltd., 4.0%, 1/17/27 (3 mo. USD LIBOR + 3.8%)	(j) (l)	USD CLO	815	812	792
Jamestown CLO VII Ltd., 2.8%, 7/25/27 (3 mo. USD LIBOR + 2.6%)	(j) (l)	USD CLO	250	231	229
Jamestown CLO X Ltd., 4.0%, 7/17/29 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	250	245	232
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	€155	175	169
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/29 (3 mo. EURIBOR + 6.9%)	(l)	EUR CLO	250	284	251
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	228	220
KVK CLO 2013-1 Ltd., 6.2%, 1/14/28 (3 mo. USD LIBOR + 5.9%)	(j) (l)	USD CLO	$500	497	394
KVK CLO 2016-1 Ltd., 4.7%, 1/15/29 (3 mo. USD LIBOR + 4.4%)	(j) (l)	USD CLO	590	546	561
Madison Park Euro Funding XIV DAC, 3.6%, 7/15/32 (3 mo. EURIBOR + 3.6%)	(j) (l)	EUR CLO	€285	318	318
Magnetite XX Ltd., 2.8%, 4/20/31 (3 mo. USD LIBOR + 2.5%)	(j) (l)	USD CLO	$250	245	231
Man GLG US CLO 2018-2 Ltd., 3.8%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(j) (l)	USD CLO	510	508	465
Marble Point CLO XII Ltd., 3.3%, 7/16/31 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	250	243	213
Midocean Credit CLO VIII, 3.3%, 2/20/31 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	234	226
Mountain View CLO 2016-1 LLC, 2.7%, 4/14/33 (3 mo. USD LIBOR + 2.5%)	(j) (l)	USD CLO	250	219	241
MP CLO III Ltd., 3.3%, 10/20/30 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	250	244	223
MP CLO VII Ltd., 3.2%, 10/18/28 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	250	250	224
Mulberry Street CDO II Ltd., 2.3%, 8/12/38 (6 mo. USD LIBOR + 0.6%)	(j) (l)	USD CLO	1,137	721	707
Neuberger Berman CLO XX Ltd., 2.7%, 1/15/28 (3 mo. USD LIBOR + 2.4%)	(j) (l)	USD CLO	250	250	234
Newark BSL CLO 2 Ltd., 3.9%, 7/25/30 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	500	503	487
Newfeet CLO 2016-1 Ltd., 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	450	450	431
Niagara Park CLO Ltd., 2.1%, 7/17/32 (3 mo. USD LIBOR + 1.8%)	(j) (l)	USD CLO	250	250	245

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Northwoods Capital 19 Euro DAC, 6.6%, 11/25/33 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	€240	$263	$263
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/30 (3 mo. EURIBOR + 6.2%)	(l)	EUR CLO	145	163	160
Oaktree CLO 2014-1, 3.2%, 5/13/29 (3 mo. USD LIBOR + 2.7%)	(j) (l)	USD CLO	$285	285	260
Oaktree CLO 2020-1 Ltd., 6.3%, 7/15/29 (3 mo. USD LIBOR + 5.9%)	(j) (l)	USD CLO	395	381	375
Ocean Trails CLO IV, 5.5%, 8/13/25 (3 mo. USD LIBOR + 5.1%)	(j) (l)	USD CLO	930	927	930
Ocean Trails CLO VI, 3.9%, 7/15/28 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	360	360	341
OCP CLO 2015-8 Ltd., 5.8%, 4/17/27 (3 mo. USD LIBOR + 5.5%)	(l)	USD CLO	345	333	333
Octagon Investment Partners XI Ltd., 4.3%, 7/15/29 (3 mo. USD LIBOR + 4.0%)	(j) (l)	USD CLO	250	247	235
Octagon Investment Partners XIX Ltd., 3.8%, 4/15/26 (3 mo. USD LIBOR + 3.5%)	(j) (l)	USD CLO	250	248	249
Octagon Investment Partners XV Ltd., 4.0%, 7/19/30 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	250	242	233
OHA Credit Partners 2013-9 Class A Ltd., 5.3%, 10/20/25 (3 mo. USD LIBOR + 5.0%)	(l)	USD CLO	617	604	619
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/29 (3 mo. EURIBOR + 4.5%)	(l)	EUR CLO	€100	118	116
OZLM Funding Ltd., 3.9%, 7/22/29 (3 mo. USD LIBOR + 3.6%)	(j) (l)	USD CLO	$315	307	295
OZLM VIII Ltd., 3.4%, 10/17/29 (3 mo. USD LIBOR + 3.2%)	(j) (l)	USD CLO	490	470	454
OZLM XIII Ltd., 3.3%, 7/30/27 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	250	246	231
OZLM XIX Ltd., 3.4%, 11/22/30 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	250	223	220
OZLM XVI Ltd., 3.9%, 5/16/30 (3 mo. USD LIBOR + 3.6%)	(j) (l)	USD CLO	250	243	227
OZLM XX Ltd., 3.2%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	515	495	462
OZLME II DAC, 6.5%, 10/15/30 (3 mo. EURIBOR + 6.5%)	(l)	EUR CLO	€100	42	99
Palmer Square CLO 2019-1 Ltd., 3.4%, 4/20/27 (3 mo. USD LIBOR + 3.2%)	(j) (l)	USD CLO	$320	320	315
Palmer Square Loan Funding 2019-2 Ltd., 5.8%, 4/20/27 (3 mo. USD LIBOR + 5.5%)	(j) (l)	USD CLO	250	227	229
Palmer Square Loan Funding 2019-3 Ltd., 5.7%, 8/20/27 (3 mo. USD LIBOR + 5.4%)	(j) (l)	USD CLO	250	220	220
Parallel 2018-1 Ltd., 3.1%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(j) (l)	USD CLO	274	252	238
Penta CLO 2 B.V., 3.0%, 8/4/28 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€290	312	332
Penta CLO 6 DAC, 3.9%, 7/25/32 (3 mo. EURIBOR + 3.9%)	(j) (l)	EUR CLO	425	483	485
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 0.8%, 3/22/38 (3 mo. USD LIBOR + 0.5%)	(j) (l)	USD CDO	$437	340	282
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 0.7%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(j) (l)	USD CDO	1,680	1,371	1,184
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 0.7%, 3/22/37 (3 mo. USD LIBOR + 0.4%)	(j) (l)	USD CDO	430	332	289
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.7%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(j) (l)	USD CDO	269	216	167
Purple Finance CLO 2 DAC, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(l)	EUR CLO	€330	356	377
Purple Finance CLO 2 DAC, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(j) (l)	EUR CLO	360	398	408

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Regatta X Funding Ltd., 3.0%, 1/17/31 (3 mo. USD LIBOR + 2.8%)	(j) (l)	USD CLO	$250	$231	$233
Regatta XI Funding Ltd., 3.1%, 7/17/31 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	250	240
Rockford Tower Europe CLO 2019-1 DAC, 3.7%, 1/20/33 (3 mo. EURIBOR + 3.7%)	(l)	EUR CLO	€840	914	952
SCOF-2 Ltd., 3.3%, 7/15/28 (3 mo. USD LIBOR + 3.1%)	(j) (l)	USD CLO	$250	242	220
SCOF-2 Ltd., 6.0%, 7/15/28 (3 mo. USD LIBOR + 5.7%)	(j) (l)	USD CLO	250	243	206
Shackleton 2017-XI CLO Ltd., 4.0%, 8/15/30 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	250	248	229
Smeralda SPV Srl, 5.3%, 12/22/34	(i)	EUR CLO	€884	970	1,023
Sorrento Park CLO DAC, 2.7%, 11/16/27 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	250	285	294
Sound Point CLO XII Ltd., 4.1%, 10/20/28 (3 mo. USD LIBOR + 3.9%)	(j) (l)	USD CLO	$355	356	323
Sound Point CLO XXIII, 2.3%, 4/15/32 (3 mo. USD LIBOR + 2.0%)	(j) (l)	USD CLO	385	386	374
Sound Point CLO XXVI Ltd., 7.4%, 7/20/30 (3 mo. USD LIBOR + 7.1%)	(j) (l)	USD CLO	265	251	239
Sound Point Euro CLO I Funding DAC, 6.2%, 4/25/32 (3 mo. EURIBOR + 6.2%)	(j) (l)	EUR CLO	€250	193	271
St Paul's CLO III-R DAC, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(l)	EUR CLO	100	94	112
St Paul's CLO VII DAC, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	210	232	237
St Paul's CLO XI DAC, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(l)	EUR CLO	250	266	275
Steele Creek CLO 2017-1 Ltd., 3.2%, 10/15/30 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	$250	247	210
Sudbury Mill CLO Ltd., 3.8%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(j) (l)	USD CLO	505	501	487
Symphony CLO XIX Ltd., 2.8%, 4/16/31 (3 mo. USD LIBOR + 2.6%)	(j) (l)	USD CLO	250	248	226
Symphony CLO XVII Ltd., 5.8%, 4/15/28 (3 mo. USD LIBOR + 5.6%)	(j) (l)	USD CLO	485	478	424
Taurus Finance DAC, 1.4%, 11/18/31 (3 mo. EURIBOR + 1.4%)	(l)	EUR CLO	€160	165	188
THL Credit Wind River 2012-1 CLO Ltd., 4.0%, 1/15/26 (3 mo. USD LIBOR + 3.7%)	(j) (l)	USD CLO	$250	249	246
THL Credit Wind River 2017-1 CLO Ltd., 4.0%, 4/18/29 (3 mo. USD LIBOR + 3.8%)	(j) (l)	USD CLO	335	332	335
TICP CLO, Ltd., 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(j) (l)	USD CLO	250	245	229
Tikehau CLO B.V., 4.6%, 8/4/28 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	€170	198	176
Tikehau CLO B.V., 2.4%, 8/4/28 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	165	193	177
Toro European CLO 2 DAC, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	270	293	289
Toro European CLO IV DAC, 3.2%, 7/15/30 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	145	158	160
Trinitas CLO VII Ltd., 3.7%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(j) (l)	USD CLO	$250	229	223
Tymon Park CLO DAC, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(l)	EUR CLO	€250	285	263
Tymon Park CLO Ltd., 4.6%, 1/21/29 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	100	121	115
Venture CDO Ltd., 4.5%, 4/20/29 (3 mo. USD LIBOR + 4.2%)	(j) (l)	USD CDO	$135	135	123
Wellfleet CLO 2016-1 Ltd., 3.2%, 4/20/28 (3 mo. USD LIBOR + 2.9%)	(j) (l)	USD CLO	250	249	223
Whitebox CLO I Ltd., 4.6%, 7/24/32 (3 mo. USD LIBOR + 4.4%)	(j) (l)	USD CLO	645	638	641
WhiteHorse VIII Ltd., 2.6%, 5/1/26 (3 mo. USD LIBOR + 2.0%)	(j) (l)	USD CLO	250	231	243

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
York CLO-3 Ltd., 2.7%, 10/20/29 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO	$288	$288	$283
Total Collateralized Loan Obligation / Structured Credit				62,159	60,643
Emerging Markets Debt—3.6%
Argentine Republic Government International Bond, 6.3%, 11/9/47	(k)	Sovereign	€1,000	447	476
Bioceanico Sovereign Certificate Ltd., 0.0%, 6/5/34	(k) (n)	Engineering & Construction	$705	495	511
Egypt Government International Bond, 5.8%, 5/29/24	(k)	Sovereign	200	202	202
Egypt Government International Bond, 5.8%, 5/29/24	(j)	Sovereign	420	420	424
Petroleos Mexicanos, 6.8%, 1/23/30	(k)	Oil & Gas	480	428	447
Petroleos Mexicanos, 6.5%, 1/23/27	(k)	Oil & Gas	2,439	2,247	2,332
Petroleos Mexicanos, 3.5%, 1/30/23	(k)	Oil & Gas	170	162	165
Petroleos Mexicanos, 6.5%, 3/13/27	(k)	Oil & Gas	1,225	1,178	1,169
Provincia de Buenos Aires/Government Bond, 5.4%, 1/20/23	(k)	Provincial	€300	142	145
Provincia de Buenos Aires/Government Bond, 9.1%, 3/16/24	(k)	Provincial	$500	221	221
Provincia de Buenos Aires/Government Bond, 4.0%, 5/15/35	(k)	Provincial	€1,000	489	493
Romanian Government International Bond, 3.4%, 1/28/50	(k)	Sovereign	262	321	317
Romanian Government International Bond, 4.6%, 4/3/49	(k)	Sovereign	324	464	459
Turkey Government International Bond, 4.9%, 4/16/43	(k)	Sovereign	$1,480	1,159	1,123
Total Emerging Markets Debt				8,375	8,484

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(i)	Software	200	194	206
Total Preferred Equity				194	206

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Preferred Stocks—0.0%
Northern Oil and Gas, Inc., 6.5%	(j) (k) (m)	Oil & Gas	2	231	112
Total Convertible Preferred Stocks				231	112

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Equity—0.3%
ATD New Holdings, Inc.	(f)	Commercial Services	4,098	75	60
Camaieu New, Classes A-J	(f)	Apparel	10,604,587	450	6
Camaieu New, Warrants	(f)	Apparel	1,279,509	—	—
Hexion Holdings Corp., Class B	(f)	Chemicals	14,672	193	98
Hexion Holdings Corp., Warrants	(f)	Chemicals	16,226	227	111
Quorum Health Corp.	(f) (i)	Healthcare-Services	48,950	492	488
Total Common Equity				1,437	763
TOTAL INVESTMENTS—118.8%				$285,734	$281,300
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.8)%(o)					(44,509)
NET ASSETS—100.0%					$236,791
Shares outstanding at period end (Class A)					714,307
Net asset value per common share at period end (Class A)					$12.27
Shares outstanding at period end (Class I)					16,152,859
Net asset value per common share at period end (Class I)					$12.31
Shares outstanding at period end (Class T)					102,346
Net asset value per common share at period end (Class T)					$12.30
Shares outstanding at period end (Class U)					2,283,181
Net asset value per common share at period end (Class U)					$12.26

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/16/20	USD	395	EUR	352	$—	$21
State Street Bank and Trust Company	12/16/20	USD	790	EUR	704	—	42
State Street Bank and Trust Company	12/16/20	USD	646	EUR	576	—	35
State Street Bank and Trust Company	12/16/20	USD	801	EUR	714	—	43
State Street Bank and Trust Company	12/16/20	USD	447	EUR	378	—	—
State Street Bank and Trust Company	12/16/20	USD	254	EUR	215	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	183	EUR	155	—	—
JPMorgan Chase Bank, N.A.	12/16/20	USD	1,290	EUR	1,097	—	6
JPMorgan Chase Bank, N.A.	12/16/20	USD	174	EUR	148	—	1
State Street Bank and Trust Company	12/16/20	USD	463	EUR	399	—	8
State Street Bank and Trust Company	12/16/20	USD	597	EUR	515	—	11
State Street Bank and Trust Company	12/16/20	USD	208	EUR	180	—	4
State Street Bank and Trust Company	12/16/20	USD	150	EUR	131	—	4
State Street Bank and Trust Company	12/16/20	USD	226	EUR	197	—	7
State Street Bank and Trust Company	12/16/20	USD	116	EUR	102	—	4
State Street Bank and Trust Company	12/16/20	USD	82	EUR	72	—	3
State Street Bank and Trust Company	12/16/20	USD	3,107	EUR	2,748	—	139
State Street Bank and Trust Company	12/16/20	USD	1,226	EUR	1,087	—	58
JPMorgan Chase Bank, N.A.	12/16/20	USD	64	EUR	57	—	3
State Street Bank and Trust Company	12/16/20	USD	10	EUR	9	—	1
JPMorgan Chase Bank, N.A.	12/16/20	USD	377	GBP	299	—	15
JPMorgan Chase Bank, N.A.	12/16/20	USD	32	GBP	25	—	1
JPMorgan Chase Bank, N.A.	12/16/20	USD	495	GBP	393	—	20
State Street Bank and Trust Company	12/16/20	USD	9	GBP	7	—	—
State Street Bank and Trust Company	12/16/20	USD	458	GBP	363	—	18
State Street Bank and Trust Company	12/16/20	EUR	607	USD	685	32	—
State Street Bank and Trust Company	12/16/20	EUR	697	USD	784	39	—
State Street Bank and Trust Company	12/16/20	EUR	603	USD	678	34	—
State Street Bank and Trust Company	12/16/20	EUR	826	USD	941	35	—
State Street Bank and Trust Company	12/16/20	EUR	785	USD	891	36	—
State Street Bank and Trust Company	12/16/20	GBP	403	USD	499	29	—
Total Forward Foreign Currency Exchange Contracts						$205	$444

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
Euro-Bund Futures	3	Short	9/8/20	$623	$—	$2
U.S 10-Year Treasury Note	15	Short	9/21/20	2,084	—	17
Total Interest Rate Futures Contracts					$—	$19

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 794	USD914	10/5/23	Quarterly	$(18)	$—	$18
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD541	6/1/23	Quarterly	(3)	—	3
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,468	USD5,207	7/20/23	Quarterly	(50)	—	50
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 720	USD818	8/20/23	Quarterly	$(27)	$—	$27
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD2,249	12/3/23	Quarterly	(77)	—	77
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 1,857	USD2,090	3/29/21	Quarterly	(96)	—	96
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP 305	USD405	3/18/21	Quarterly	5	5	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,872	USD5,483	7/12/21	Quarterly	(248)	—	248
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1750%)	3 Month USD LIBOR	EUR 494	USD547	9/16/21	Quarterly	(35)	—	35
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD6,025	11/12/21	Quarterly	(390)	—	390
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD418	1/16/23	Quarterly	11	11	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD1,455	1/16/23	Quarterly	39	39	—
Total Cross-Currency Swaps							$(889)	$55	$944

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	0.66%	3 Month LIBOR	USD 53	1/13/31	Semi-Annually	$(1)	$—	$1
JPMorgan Chase Bank, N.A.	0.68%	3 Month LIBOR	USD 1,391	10/20/30	Semi-Annually	(18)	—	18
Total Interest Rate Swaps						$(19)	$—	$19

Total Return Debt Swaps(i)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/21	Monthly	$21	$21	$—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	$14	$14	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/22	Monthly	8	8	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	3	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	9/1/23	Monthly	1	1	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	$—	$—	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 006A	USD 587	12/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	6/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds Wyndham Pointe Apartments Project, 6.60%, 9/1/48), Series 2004	USD 362	12/1/21	Monthly	(3)	—	3

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/44), Series 2004	USD 494	9/1/21	Monthly	$(6)	$—	$6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/51) Series 2007	USD 609	9/1/24	Monthly	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/23	Monthly	(9)	—	9
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/49), Series 2004	USD 409	12/1/23	Monthly	(9)	—	9
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/48), Series 2004	USD 631	9/1/21	Monthly	(20)	—	20

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	$(92)	$—	$92
Total Total Return Debt Swaps						$(111)	$49	$160

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2020, the one-month, three-month, and six-month London Interbank Offered Rate ("LIBOR" or “L”) was 0.15%, 0.25% and 0.31%, respectively, the three-month Euro Interbank Offered Rate ("EURIBOR" or “E”) was (0.46)%, and the prime rate ("Prime" or "P") was 3.25%.

(e)	Security is in default.

(f)	Security is non-income producing.

(g)	Position or portion thereof unsettled as of July 31, 2020.

(h)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(i)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Schedule of Investments).

(j)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $129,648, which represents approximately 54.8% of net assets as of July 31, 2020.

(k)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2020, there were no securities rehypothecated by BNP.

(l)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(m)	The security has a perpetual maturity; the date displayed is the next call date.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(o)	Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

EUR	- Euro

EURIBOR	- Euro Interbank Offered Rate

FRN	- Floating Rate Note

GBP	- British Pound

LIBOR	- London Interbank Offered Rate

PIK	- Payment In Kind

SIFMA	- Securities Industry and Financial Markets Association

USD	- U.S. Dollar

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2020  (in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2020:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$39,897	$36,855	13%
Senior Secured Loans—Second Lien	3,671	2,929	1%
Senior Secured Bonds	51,692	50,629	18%
Unsecured Bonds	118,078	120,679	43%
Collateralized Loan Obligation (CLO) / Structured Credit	62,159	60,643	22%
Emerging Markets Debt	8,375	8,484	3%
Preferred Equity	194	206	0%
Convertible Preferred Stocks	231	112	0%
Common Equity	1,437	763	0%
Total	$285,734	$281,300	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2020, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. As of July 31, 2020, the Fund had unfunded commitments of $102.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2020:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$35,319	13%
Oil & Gas	28,033	10%
EUR CLO	23,046	8%
Telecommunications	19,492	7%
Pharmaceuticals	14,765	5%
Media Entertainment	12,427	4%
Pipelines	11,250	4%
Retail	10,414	4%
Electric	9,797	3%
Chemicals	9,346	3%
Municipal	8,936	3%
Healthcare-Services	6,929	2%
Entertainment	6,909	2%
Auto Manufacturers	6,527	2%
Real Estate Investment Trusts	5,938	2%
Leisure Time	5,903	2%
Mining	4,945	2%
Internet	4,793	2%
Lodging	4,780	2%
Software	4,716	2%
Commercial Banks	4,656	2%
Diversified Financial Services	4,307	2%
Food	4,223	2%
Other	33,849	12%
Total	$281,300	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands)

As of July 31, 2020, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$36,855	$—	$36,855
Senior Secured Loans—Second Lien	—	1,212	1,717	2,929
Senior Secured Bonds	—	50,629	—	50,629
Unsecured Bonds	—	119,858	821	120,679
Collateralized Loan Obligation (CLO) / Structured Credit	—	58,656	1,987	60,643
Emerging Markets Debt	—	8,484	—	8,484
Preferred Equity	—	—	206	206
Convertible Preferred Stocks	112	—	—	112
Common Equity	269	6	488	763
Total Investments	381	275,700	5,219	281,300
Forward Foreign Currency Exchange Contracts	—	205	—	205
Cross-Currency Swaps	—	55	—	55
Total Return Debt Swaps	—	—	49	49
Total Assets	$381	$275,960	$5,268	$281,609

Liability Description
Cross-Currency Swaps	$—	$(944)	$—	$(944)
Forward Foreign Currency Exchange Contracts	—	(444)	—	(444)
Interest Rate Futures	(19)	—	—	(19)
Interest Rate Swaps	—	(19)	—	(19)
Total Return Debt Swaps	—	—	(160)	(160)
Total Liabilities	$(19)	$(1,407)	$(160)	$(1,586)

The following is a reconciliation for the nine months ended July 31, 2020 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$1,900	$852	$2,370	$204	$—	$5,326
Accretion of discount (amortization of premium)	4	—	—	—	—	4
Realized gain (loss)	2	—	(242)	—	—	(240)
Net change in unrealized appreciation (depreciation)	(6)	(31)	54	2	(4)	15
Purchases	1,717	—	893	—	492	3,102
Sales	(1,900)	—	(617)	—	—	(2,517)
Net transfers in or out of Level 3	—	—	(471)	—	—	(471)
Fair value at end of period	$1,717	$821	$1,987	$206	$488	$5,219
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$—	$(31)	$54	$2	$(4)	$21

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2020 (in thousands)

The following is a reconciliation for the nine months ended July 31, 2020 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$139
Accretion of discount (amortization of premium)	—
Realized gain (loss)	195
Net change in unrealized appreciation (depreciation)	(250)
Sales and repayments	—
Net transfers in or out of Level 3	(195)
Fair value at end of period	$(111)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(250)